Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Used in Operating Activities	$ 475,108	$ 245,980	$ 237,529
Cash Flows from Investing Activities:
Restricted cash	51,476	234,338	27,058
Net Cash (Used in) / Provided by Investing Activities	(754,717)	(1,234,330)	(389,947)
Cash Flows from Financing Activities:
Payments of convertible notes	(700,000)	0	0
Net proceeds from common stock issuance	421,911	23,438	0
Net proceeds from sale of shares in subsidiary	0	122,960	180,485
Proceeds from long-term loans and notes	2,617,100	2,982,576	966,103
Payment of financing costs	(48,913)	(84,066)	(35,431)
Net Cash Provided by / (Used in) Financing Activities	250,709	1,241,542	243,225
Net (decrease) / increase in cash and cash equivalents	(28,900)	253,192	90,807
Cash and cash equivalents at beginning of year	595,142	341,950	251,143
Cash and cash equivalents at end of year	566,242	595,142	341,950
Dryships Inc.
Net Cash Used in Operating Activities	(68,370)	(85,042)	(86,475)
Cash Flows from Investing Activities:
Investments in subsidiaries	(32,250)	8,515	(107,463)
Dividends received	44,631	0	0
Restricted cash	(3,811)	52,033	408
Net Cash (Used in) / Provided by Investing Activities	8,570	60,548	(107,055)
Cash Flows from Financing Activities:
Due to subsidiaries	23,465	(67,735)	131,516
Payments of convertible notes	(700,000)	(97,164)	(72,804)
Net proceeds from common stock issuance	421,911	23,438	0
Net proceeds from sale of shares in subsidiary	0	122,960	180,485
Proceeds from long-term loans and notes	320,000	0	0
Payment of financing costs	(5,538)	(2,543)	(439)
Net Cash Provided by / (Used in) Financing Activities	59,838	(21,044)	238,758
Net (decrease) / increase in cash and cash equivalents	38	(45,538)	45,228
Cash and cash equivalents at beginning of year	81	45,619	391
Cash and cash equivalents at end of year	$ 119	$ 81	$ 45,619